Private Placement Warrants	6 Months Ended
Dec. 31, 2025
Private Placement Warrants [Abstract]
Private Placement Warrants

(21) Private Placement Warrants

In connection with a private placement transaction that closed on July 18, 2025 as disclosed in Note 20, the Company issued warrants (the “Private Placement Warrants”) to purchase up to an aggregate of 20,000,000 Class A Ordinary Shares. Each whole Private Placement Warrant is exercisable for one whole share of Class A Ordinary Shares at the exercise prices set forth below. The Warrants are structured in two tranches:

Tranche	Number of Warrants	Exercise Price	Expiration Date
Tranche 1	10,000,000	$4.16 per share	October 18, 2030
Tranche 2	10,000,000	$5.20 per share	October 18, 2030

The warrant agreement provides holders with two settlement alternatives: cash exercise and cashless exercise. The cashless exercise feature is controlled by the holder and results in a variable number of shares being issued based on the market price of the Company’s common stock at the time of exercise. The Private Placement Warrants are classified as equity and are recorded as a component of additional paid in capital at issuance. The following table summarizes Private Placement Warrant activity for the periods presented:

	Number of warrants	Weighted average Exercise Price US$

Outstanding at June 30, 2025	—	—
Issued	20,000,000	4.68
Exercised	—	—
Forfeited/Cancelled	—	—
Expired	—	—
Outstanding, December 31, 2025	20,000,000	4.68

As of December 31, 2025, the aggregate intrinsic value of outstanding and exercisable Private Placement Warrants was 14.4 million, based on the closing price of US$5.40 per share of Class A Ordinary Shares on that date. If the Private Placement Warrants were settled in a cashless exercise as of December 31, 2025, using the closing price of US$5.40 per share, approximately 2,675,000 Class A Ordinary Shares would have been issuable, representing a reduction of 17,325,000 shares from the 20,000,000 shares issuable upon a cash exercise.

Subsequent to December 31, 2025 and through the date of this report, there were no exercises, modifications, or other changes to the Private Placement Warrants.